SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.  SHARE-BASED COMPENSATION

The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense on straight-line basis over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by types of award:

	2013	2014	2015
	$	$	$
Share options	2,756,308	1,784,501	2,774,046
Restricted shares	2,911,538	2,615,228	3,233,038

Total share-based compensation expense	5,667,846	4,399,729	6,007,084

Restricted Shares

In July 2006, the Company adopted the Share Incentive Plan (the “Share Incentive Plan”) upon which the Compensation Committee (the “Committee”) of the Board of Directors can authorize to make awards of Restricted Shares to any participant selected by the Committee in such amounts under terms and conditions as determined by the Committee. Restricted Shares shall be subject to restrictions on transferability and other restrictions as the Committee may impose (including, without limitation, limitations on the right to vote Restricted Shares or the right to receive dividends on the Restricted Share). These restrictions may lapse separately or in combination at such times, pursuant to such circumstances, in such installments, or otherwise, as the Committee determines at the time of the grant of the Award or thereafter.

For restricted shares granted during 2008 and 2014, 15%, 15%, 20%, 25% and 25% of the restricted shares shall vest at the first, second, third, fourth and fifth anniversary of the grant date, respectively. For restricted shares granted in 2015, 20%, 20%, 20%, 20% and 20% of the restricted shares shall vest at the first, second, third, fourth and fifth anniversary of the grant date, respectively.

The following is a summary of activities under the Plan:

	Number of shares	Weighted average grant date fair value
Non-vested at January 1, 2015	33,507,224	$0.16
Granted	36,662,000	$0.24
Vested	(11,125,312)	$0.27
Forfeited	(2,856,779)	$0.19

Non-vested at December 31, 2015	56,187,133	$0.19

The fair value of the restricted shares was based on the quoted market price of the Company’s shares on the date of grant.

As of December 31, 2015 there was $10,475,820 of total unrecognized compensation cost related to unvested restricted shares, which is expected to be recognized over a weighted-average period of 3.70 years. The total fair value of shares vested during the years ended December 31, 2013, 2014, and 2015 was $1,266,440, $2,531,384 and $2,668,946 respectively.

Share Options

In May 2008, the Company revised the Share Incentive Plan and introduced stock options as a compensation instrument to its employees. Under the terms of the revised Share Incentive Plan, share options are granted to employees at exercise prices equal to the Company’s share price on the grant date. The Company’s stock options expire five years from their grant date and generally vest one third per annum on the anniversary of the grant date.

During 2013, 2014 and 2015, the Company granted 53,599,950, 36,897,900 and 17,750,100 share options, respectively, to its board of directors and employees. Those share options will vest one third per annum on the anniversary of the grant date.

A summary of the option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value
Options outstanding at December 31,2014	129,010,112	$0.20	3.13
Granted	17,750,100	$0.19
Exercised	(12,080,500)	$0.09
Forfeited	(8,767,497)	$0.24

Options outstanding at December 31, 2015	125,912,215	$0.21	2.48	7,405,005
Options vested or expected to vest at December 31, 2015	114,196,051	$0.21	2.35	7,219,611
Options exercisable at December 31, 2015	71,985,198	$0.23	1.76	5,281,056

Total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 were $1,041,126, $2,688,889 and $1,676,174 respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was $0.09, $0.11 and $0.14 respectively, computed using the Black-Scholes-Merton closed-form option valuation model and using the following weighted average assumptions:

	2013	2014	2015
Risk free rate of return	0.39%	0.80%	0.90%
Expected term	3.50	3.50	3.50
Volatility ratio	74.51%	79.26%	73.97%
Dividend yield	—	—	—

The Company estimated the expected term, which represents its best estimate of the period of time from the grant date that it expects the stock options to remain outstanding, using the simplified method. Under this method, the Company estimates the expected term of its stock options as the mid-point between their time to vest and their contractual term. The Company applied the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time that has elapsed since its first option grant.

The Company estimated the expected volatility based upon historical volatility of its own stock price. The Company used U.S. Treasury rates in effect at the time of the grants for the risk-free rate of return.

As of December 31, 2015, the Company had $3,237,630 of unrecognized share-based compensation cost related to unvested share options, which it expects to recognize over a weighted-average period of 1.68 years.